Taxes (Tables)	12 Months Ended
Sep. 30, 2023
Taxes [Abstract]
Schedule of Components of the Income Tax Provision (Benefit)	The components of the income tax provision (benefit) are as follows:
	For the Years Ended September 30,
	2023	2022	2021
Current tax provision:
Cayman	$-	$-	$-
Hong Kong	-	-	-
PRC	685,937	1,357,697	3,026,867
Sub-total	685,937	1,357,697	3,026,867
Deferred tax provision (benefit):
Cayman	-	-	-
Hong Kong	-	-	-
PRC	1,627,550	(605,278)	(668,341)
Sub-total	1,627,550	(605,278)	(668,341)
Total income tax provision	$2,313,487	$752,419	$2,358,526

Schedule of Effective Tax Rate	The following table reconciles the China statutory rates to the Company’s effective tax rate for the years ended September 30, 2023, 2022 and 2021:
	For the Years Ended September 30,
	2023	2022	2021
Statutory PRC income tax rate	25.0%	25.0%	25.0%
Effect of income tax holiday	(8.1)%	(8.7)%	(11.0)%
Permanent difference	(0.1)%	(22.3)%	-%
Non-PRC entities not subject to PRC income tax	(2.0)%	(3.4)%	2.0%
Impact on DTA due to change in applicable income tax rate	(14.1)%	-%	0.6%
Change in valuation allowance	(4.8)%	-%	0.5%
Effective tax rate	(4.1)%	(9.4)%	17.1%

Schedule of Deferred Tax Assets	Deferred tax assets are composed of the following:
	As of September 30,
	2023	2022
Deferred tax assets:
Net operating loss carry-forwards	$590,283	$1,210,855
Allowance for doubtful accounts	66,697	136,817
Total	656,980	1,347,672
Valuation allowance
Total deferred tax assets	$656,980	$1,347,672

Schedule of Taxes Payable	Taxes payable consist of the following:
	As of September 30,
	2023	2022
Value added tax payable	$303,713	$115,087
Other taxes payable	131,045	52,263
Total taxes payable	$434,758	$167,350